Debt	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Notes to Financial Statements
NOTE 3 - Debt

As of February 28, 2018 and August 31, 2017, the Company had the following outstanding debt balances:

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of February 28, 2018:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$146,747
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(914,762)	2,085,238	1,116,377
			$3,600,000	$(914,762)	$2,685,238	$1,263,124
As of August 31, 2017:
March 2015 Loan as amended	3/4/2015	12/31/2017	$600,000	$-	$600,000	$113,465
2013 Note as amended	10/7/2013	12/31/2017	3,000,000	(413,377)	2,586,623	932,912
			$3,600,000	$(413,377)	$3,186,623	$1,046,377

March 2015 Loan as Amended

On March 4, 2015, the Company entered into a Bridge Loan Agreement with 1420468 Alberta Ltd. (which has since been merged with and into Kalen Capital Corporation (the “Investor”)). Pursuant the Bridge Loan Agreement, the Company borrowed $600,000 at an annual interest rate of 7% (the “March 2015 Loan”), compounded quarterly, with a default rate of 15%.

On November 3, 2017, the Company entered into the Third Amendment related to the March 2015 Loan pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5%.

During the three months ended February 28, 2018 and 2017, the Company recognized $18,846 and $11,690, respectively, of interest expense. During the six months ended February 28, 2018 and 2017, the Company recognized $33,282 and $23,306, respectively, of interest expense. During the three and six months ended February 28, 2018, the Company recognized no debt discount accretion. During the three and six months ended February 28, 2017, the Company recognized debt discount accretion of $18,982 and $74,702, respectively.

2013 Note as Amended

On October 7, 2013, the Company sold to the Investor an unsecured Convertible Promissory Note (the “2013 Note”) in the amount of $3,000,000 with 7% interest compounded quarterly. According to the terms of the amended 2013 Note, the Investor may elect to convert principal and accrued interest into units of the Company’s equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company’s common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years. As of February 28, 2018, if the investor elected to convert the entirety of amounts owing under the 2013 Note, the Company would be obligated to issue a warrant for the purchase of 3,004,655 shares of common stock.

On November 3, 2017, the Company entered into the Third Amendment related to the 2013 Note pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5% and all outstanding warrants held by the Investor had their maturity date extended to December 31, 2022, as described below, resulting in an additional debt discount of $1,074,265 as of November 3, 2017. The modification did not result in a gain or loss due to the related party nature of the transaction.

The maturity date of the remaining Series M Warrant to purchase 246,000 shares of common stock was extended from December 31, 2020 to December 31, 2022. The Company recorded $82,656 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series N Warrant to purchase 767,000 shares of common stock was extended from December 31, 2020 to December 31, 2022. The Company recorded $327,509 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series P Warrant to purchase 213,500 shares of common stock was extended from April 30, 2018 to December 31, 2022. The Company recorded $348,219 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series R Warrant to purchase 468,750 shares of common stock was extended from June 20, 2021 to December 31, 2022. The Company recorded $295,781 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series S-A Warrant to purchase 300,000 shares of common stock was extended from July 24, 2022 to December 31, 2022. The Company recorded $20,100 as a debt discount to recognize the increase in value for the extension of the expiration date.

Interest expense related to the 2013 Note, as amended, amounted to $103,885 and $64,437 during the three months ended February 28, 2018 and 2017, respectively. Interest expense amounted to $183,465 and $128,473 during the six months ended February 28, 2018 and 2017, respectively.

Accretion of the debt discount related to the 2013 Note as amended amounted to $227,733 and $304,950 during the three months ended February 28, 2018 and 2017, respectively and $572,880 and $613,289 during the six months ended February 28, 2018 and 2017, respectively. The remaining debt discount related to warrant expiration date extensions totals $914,762 and will be amortized through December 31, 2019.

December 7, 2015, $550,000 Bridge Loan

On December 7, 2015, the Company entered into a Bridge Loan Agreement (the “December 2015 Loan Agreement”) with Kalen Capital Corporation (the “Investor”), a private corporation owning in excess of 10% of our issued and outstanding shares of common stock. Pursuant to the December 2015 Loan Agreement, the Company received $550,010 (Includes an additional $10 related to wire fees). The December 2015 Loan was evidenced by a promissory note with an annual interest rate of 10% and maturity date of September 1, 2016. The December 2015 Loan was convertible at any time into shares of common stock at a conversion price equal to 85% of the thirty day volume weighted average price of the Company’s common stock. In connection with the December 2015 Loan Agreement, the Company issued the Investor a Series M Stock Purchase Warrant (the “Series M Warrant”) to purchase up to 275,000 shares of the Company’s common stock for a period of five years, with an exercise price of $2.34.

The debt discount attributable to the warrants and beneficial conversion feature amounted to $458,777 and discount was accreted through March 31, 2016.

On March 31, 2016, upon the conversion of $548,700 of the principal owed under the December 2015 Loan Agreement, the Investor received 177 PPM Units pursuant to the March 2016 Private Placement (defined below) resulting in a remaining balance of $18,146. The remaining balance was evidenced by a new promissory note (the “March 2016 Note”) dated March 31, 2016. The March 2016 Note accrued interest at 10% and was due September 1, 2016. The March 2016 Note was repaid on November 14, 2016.

The PPM Units issued in exchnge for the conversion of principal owed under the December 2015 Loan Agreement contained terms that were more beneficial to the Investor resulting in the Company recognizing a loan conversion inducement expense of $36,176 related to the common stock issued and $529,230 related to the warrant component of the PPM Units (i.e., the Series O Warrant and Series P Warrant as defined below under Note 4).

During the year ended August 31, 2017 and 2016, the Company recognized $695 and $17,604, respectively, of interest expense. Accretion related to the debt discount for the December 2015 Loan Agreement amounted to $0 and $458,777 during the years ended August 31, 2017 and 2016, respectively.

March 4, 2015, $600,000 Bridge Loan

On March 4, 2015, the Company entered into a Bridge Loan Agreement (the “Bridge Loan Agreement”) with 1420468 Alberta Ltd. (which has since been merged with and into the Investor, herinafter the “Investor”). Pursuant the Bridge Loan Agreement, the Company borrowed $600,000 at an annual interest rate of 7% (the “March 2015 Loan”), compounded quarterly, with a default rate of 15%. The March 2015 Loan was evidenced by a promissory note with an initial maturity date of the earlier of: (a) the closing of any equity financing by the Company in excess of $600,000, or (b) September 4, 2015. In connection with the Bridge Loan Agreement, the Company issued The Investor a Series L Stock Purchase Warrant (the “Series L Warrant”) to purchase up to 500,000 shares of the Company’s common stock, which was initially exercisable from September 5, 2015 through March 4, 2020, with an exercise price of $1.20.

The debt discount attributable to the relative fair value of the Series L Warrant issued with the March 2015 Loan, amounted to $299,750 and was accreted over the original term of the March 2015 Loan through September 4, 2015.

On December 7, 2015, The Investor agreed to extend the maturity date of the March 2015 Loan from September 4, 2015 to December 31, 2016 and extend the expiration date of the Series L Warrant from March 4, 2020 to December 7, 2020. As consideration the Company issued The Investor a Series M Stock Purchase Warrant to purchase 100,000 shares of the Company’s common stock through December 7, 2020, at an exercise price of $2.34 per share. As a result, the Company recognized an additional debt discount for the fair value of the Series M Stock Purchase Warrant and extension of the expiration date of the Series L Warrant amounting to $205,800 and $33,000, respectively.

On January 5, 2017, the Company and the The Investor entered into the Second Amendment to Bridge Loan Agreement extending the maturity date of the March 2015 Loan from December 31, 2016 to December 31, 2017. No consideration was exchanged for this extension in the maturity date.

On November 3, 2017, the Company entered into the Third Amendment to the 2015 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5% and all outstanding warrants held by the Investor had their maturity date extended to December 31, 2022.

During the years ended August 31, 2017 and 2016, the Company recognized $47,832 and $44,742, respectively, of interest expense. Accretion related to the debt discount for the March 2015 Loan, Series L Warrant and Series M Warrant amounted to $74,702 and $170,614 during the years ended August 31, 2017 and 2016, respectively.

October 7, 2013, $3,000,000 Convertible Promissory Note

On October 7, 2013, the Company entered into a Bridge Loan Agreement (the “2013 Loan Agreement”) with the Investor. Pursuant to the 2013 Loan Agreement, the Company received proceeds of $3,000,000 and issued a 7% unsecured Convertible Promissory Note (the “2013 Note”) initially due on October 6, 2014, with interest compounded quarterly and issued a Series I Stock Purchase Warrant (the “Series I Warrant”) for the purchase up to 921,875 shares of the Company’s common stock at an initial exercise price of $1.37 for a period of five years. According to the original terms of the 2013 Loan Agreement, the Investor may have elected to convert all or any portion of the outstanding principal amount of the 2013 Note, and accrued interest thereon into units, with each unit consisting of (a) one share of common stock; (b) one Series J Stock Purchase Warrant for the purchase of one share of common stock (the “Series J Warrant”); and (c) one Series K Stock Purchase Warrant for the purchase of one share of common stock (the “Series K Warrant”).

On November 10, 2014, the Company entered into an Amended Bridge Loan Agreement (the “2015 Loan Agreement”) with the Investor pursuant to which the maturity date was extended to December 31, 2015 (the “Amended Note”). According to the terms of the 2015 Loan Agreement, the Investor may elect to convert principal and accrued interest into units of the Company’s equity securities (collectively, the “Units”), with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company’s common stock prior to conversion. If issued, the Warrant included in the Units will be exercisable for a period of five years.

In order to induce the Investor to enter into the 2015 Loan Agreement and extend the maturity date to December 31, 2015, the Company issued a Series J Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.12 and a Series K Warrant to purchase 3,110,378 shares of its common stock at an exercise price of $1.20. Each of the Series J Warrant and Series K Warrant was initially exercisable through November 9, 2019. As a result of the modification (which did not result in a gain or loss due to the related party nature of the transaction), the fair value of the Warrant amounting to $3,629,309 (limited to the $3,000,000 face value of the note) was recognized as a debt discount as of November 10, 2014.

On December 31, 2015, the Company entered into a Second Amended Bridge Loan Agreement (the “2015 Second Amended Loan Agreement”) with the Investor, pursuant to which the Company and the Investor amended the 2015 Loan Agreement by amending the 2013 Note to extend the maturity date to December 31, 2017 (the “Second Amended Note”).

On November 3, 2017, the Company entered into the Third Amendment to the 2013 Bridge Loan Agreement with the Investor pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5% and all outstanding warrants held by the Investor had their maturity date extended to December 31, 2022.

As consideration for the Investor agreeing to extend the 2013 Note maturity date to December 31, 2017, the Company issued a Series N Warrant and extended the maturity date of certain of the Investor’s existing warrants, as described below, resulting in an additional debt discount of $2,476,875 as of December 31, 2015. The modification did not result in a gain or loss due to the related party nature of the transaction.

The Company issued a Series N Warrant to purchase 767,000 shares of common stock at an exercise price of $3.38 through December 31, 2020. The fair value of the Series N Warrant was $2.102 per share, or $1,612,234 and the resulting debt discount is being accreted through December 31, 2017.

The maturity date of the Series I Warrant to purchase 921,875 shares of common stock was extended from October 6, 2018 to December 31, 2020. The Company recorded $233,234 as a debt discount to recognize the increase in value for the extension of the expiration date.

The maturity date of the Series J Warrant to purchase 3,110,378 shares of common stock was extended from November 9, 2019 to December 31, 2020. The Company recorded $304,817 as a debt discount to recognize the increase in fair value for the extension of the expiration date which is being accreted through December 31, 2017.

The maturity date of the Series K Warrant to purchase 3,110,378 shares of common stock was extended from November 9, 2019 to December 31, 2020. The Company recorded $326,590 as a debt discount to recognize the increase in fair value for the extension of the expiration date which is being accreted through December 31, 2017.

Interest expense related to the 2013 Loan Agreement, as amended, amounted to $263,668 and $246,637 during the years ended August 31, 2017 and 2016, respectively.

Accretion of the debt discount related to the 2013 Loan Agreement as amended amounted to $1,236,743 and $1,706,563 during the years ended August 31, 2017 and 2016, respectively. The remaining debt discount related to the Series N Warrants and Series I, J and K Warrant expiration date extensions totals $413,377 and will be amortized through December 31, 2017.

Principal maturities for notes payable for the years ending August 31 are as follows (See “NOTE 11 – Subsequent Events” below):

2018	-
2019	-
2020	3,600,000
Total	$3,600,000